Non-interest income (Tables)	12 Months Ended
Dec. 31, 2025
Non-interest income
Schedule of non-interest income

	2025	2024	2023
Continuing operations	£m	£m	£m
Net fees and commissions (1)	2,514	2,467	2,330
Trading income
Foreign exchange	452	310	270
Interest rate (2)	590	687	595
Credit	68	(163)	(72)
Changes in fair value of own debt and derivative liabilities
attributable to own credit risk - debt securities in issue	1	(9)	(2)
Equities, commodities and other	1	—	3
	1,112	825	794
Other operating income
Rental income on operating lease assets and investment property	219	233	234
Changes in fair value of financial assets and liabilities designated at FVTPL (3)	(132)	(137)	(150)
Changes in fair value of other financial assets at FVTPL (4)	41	75	50
Hedge ineffectiveness	(16)	2	52
Profit/(loss) on disposal of amortised cost assets and liabilities	9	5	(5)
Loss on disposal of fair value through other comprehensive income assets	(8)	(19)	(43)
Profit/(loss) on sale of property, plant and equipment	7	31	(21)
Loss on disposal of subsidiaries and associates	(43)	—	(2)
Share of profits/(losses) of associated entities	68	19	(9)
Foreign exchange recycling (losses)/gains	(28)	(76)	484
Other income (5)	69	3	(11)
	186	136	579
	3,812	3,428	3,703

(1)	Refer to Note 4 for further analysis.
(2)	Includes fair value changes on derivatives not designated in a hedge accounting relationship, and gains and losses from structural hedges.
(3)	Includes related derivatives.
(4)	Includes instruments that have failed solely payments of principal and interest testing under IFRS 9.
(5)	Includes dividend income £60 million (2024 - £9 million; 2023 - £7 million).